Loan interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Contractual interest earned	$ 228,892	$ 213,908	$ 183,571
Amortization
Amortization of fair value hedge	(316)	(501)	(722)
Amortization of loan origination fees (net of amortized costs)	5,456	5,088	4,171
Total loan interest income	234,032	218,495	187,020
Balance of unamortized fair value hedge included in loans as at year end	1,676	1,992	2,493
Balance of unamortized loan fees included in loans as at year end	$ 11,628	$ 10,010	$ 9,364